Suspended Exploratory Well Costs - Aging by Geographic Area of Exploratory Well Costs Capitalized for a Period Greater Than One Year (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Project	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Capitalized Exploratory Well Costs [Line Items]
Projects with exploratory well costs capitalized for a period greater than one year after completion of drilling | Project	5
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 292	$ 324	$ 770
Aging of Capitalized Exploratory Well Costs, Period One [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 10
Aging of capitalized exploratory well costs, period start date	Jan. 01, 2017
Aging of capitalized exploratory well costs, period end date	Dec. 31, 2017
Aging of Capitalized Exploratory Well Costs, Period Two [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 88
Aging of capitalized exploratory well costs, period start date	Jan. 01, 2016
Aging of capitalized exploratory well costs, period end date	Dec. 31, 2016
Aging of Capitalized Exploratory Well Costs, Period Three [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 194
Aging of capitalized exploratory well costs, period end date	Dec. 31, 2015
U.S. Onshore [Member]
Capitalized Exploratory Well Costs [Line Items]
Projects with exploratory well costs capitalized for a period greater than one year after completion of drilling | Project	1
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 2
U.S. Onshore [Member] | Aging of Capitalized Exploratory Well Costs, Period One [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	0
U.S. Onshore [Member] | Aging of Capitalized Exploratory Well Costs, Period Two [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	0
U.S. Onshore [Member] | Aging of Capitalized Exploratory Well Costs, Period Three [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 2
U.S. Offshore [Member]
Capitalized Exploratory Well Costs [Line Items]
Projects with exploratory well costs capitalized for a period greater than one year after completion of drilling | Project	1
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 73
U.S. Offshore [Member] | Aging of Capitalized Exploratory Well Costs, Period One [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	(1)
U.S. Offshore [Member] | Aging of Capitalized Exploratory Well Costs, Period Two [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	74
U.S. Offshore [Member] | Aging of Capitalized Exploratory Well Costs, Period Three [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 0
International [Member]
Capitalized Exploratory Well Costs [Line Items]
Projects with exploratory well costs capitalized for a period greater than one year after completion of drilling | Project	3
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 217
International [Member] | Aging of Capitalized Exploratory Well Costs, Period One [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	11
International [Member] | Aging of Capitalized Exploratory Well Costs, Period Two [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	14
International [Member] | Aging of Capitalized Exploratory Well Costs, Period Three [Member]
Capitalized Exploratory Well Costs [Line Items]
Suspended exploratory well costs capitalized for a period greater than one year after completion of drilling	$ 192